Cumulative Credit Impairments on Fixed-Maturity Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Other Than Temporary Impairment Losses Recognized [Line Items]
Beginning Balance	$ 0	$ 0
Additions for credit impairments recognized on:
Securities not previously impaired	387	184
Reductions for credit impairments previously on:
Securities that matured or were sold during the period	(387)	(184)
Ending Balance	$ 0	$ 0